UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07840

Schroder Series Trust
 (Exact name of registrant as specified in charter)

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
July 31, 2018 (unaudited)

Shares		Value $

	COMMON STOCK – 93.4%

	Brazil – 6.7%
5,300	Cyrela Brazil Realty Empreendimentos e Participacoes	16,352
4,100	Energisa SA - Units	32,979
2,300	IRB Brasil Resseguros S	32,705
3,800	Odontoprev	13,476
799	Pagseguro Digital Class A (1)	21,509
6,600	QGEP Participacoes	28,768
		145,789
	China – 12.8%
5,500	Anhui Gujing Distillery Class B	39,086
59,000	China Dongxiang Group	9,772
10,000	Haitian International Holdings	23,570
6,200	Hefei Meiya Optoelectronic Technology Class A	20,490
904	Hollysys Automation Technologies	20,973
1,025	Huazhu Group ADR	41,009
18,000	Li Ning (1)	19,607
26,000	Nexteer Automotive Group	36,968
15,400	Rainbow Department Store Class A	29,011
8,100	Suofeiya Home Collection Class A	35,834
		276,320
	Egypt – 2.3%
11,980	Credit Agricole Egypt	29,323
31,372	Juhayna Food Industries	19,434
		48,757
	Georgia – 0.9%
798	TBC Bank Group	18,413

	Greece – 1.5%
15,991	Eurobank Ergasias (1)	16,548
1,498	Fairfax Financial Holdings REIT	15,012
		31,560
	Hong Kong – 2.9%
3,200	ASM Pacific Technology	38,506
39,000	Crystal International Group	24,993
		63,499
	India – 10.6%
2,376	Apollo Hospitals Enterprise	32,976
4,933	Arvind	30,258
12,596	City Union Bank	31,570
3,828	Container of India	37,356
40	Eicher Motors	16,212
6,317	Gateway Distriparks	15,478
7,876	Indraprastha Gas	34,904
1,741	Supreme Industries	30,561
		229,315
	Indonesia – 2.3%
162,500	Surya Citra Media	23,102
Shares		Value $

10,700	United Tractors	26,156
		49,258
	Malaysia – 1.6%
18,550	Bursa Malaysia	35,685

	Mexico – 3.6%
2,072	Gruma Class B	26,782
2,722	Grupo Aeroportuario del Pacifico Class B	25,748
3,785	Grupo Cementos de Chihuahua	24,396
		76,926
	Peru – 1.1%
32,320	Ferreycorp SAA	23,314

	Philippines – 3.1%
161,200	D&L Industries	30,901
21,910	International Container Terminal Services	36,720
		67,621
	Poland – 3.0%
446	CCC	27,458
1,348	Dino Polska (1)	36,958
		64,416
	Russia – 4.9%
2,770	Globaltrans Investment GDR	31,855
1,634	Polymetal International	14,249
2,819	TCS Group Holding GDR	60,327
		106,431
	Singapore – 1.4%
25,100	First Resources	29,685

	South Africa – 2.8%
2,398	City Lodge Hotels	27,319
2,527	Foschini Group	33,047
		60,366
	South Korea – 15.4%
162	Hyosung Chemical (1)	24,402
969	ING Life Insurance Korea	36,555
457	Koh Young Technology	44,529
308	Korea Kolmar	18,778
716	LEENO Industrial	42,820
245	LG Innotek	35,699
966	Mando	36,182
60	Medy-Tox	38,500
758	Seegene (1)	17,685
240	SK Materials	38,898
		334,048
	Sri Lanka – 1.0%
25,919	John Keells Holdings	22,680

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
July 31, 2018 (unaudited)

Shares		Value $

	Taiwan – 15.2%
32,147	Aerospace Industrial Development	31,712
9,000	Chroma ATE	50,713
24,000	CTCI	35,944
2,040	Eclat Textile	23,489
4,758	Gourmet Master	42,818
4,000	King Slide Works	55,139
6,000	Macauto Industrial	21,167
7,000	Merida Industry	33,726
4,000	Nien Made Enterprises	34,559
		329,267
	Turkey – 0.3%
3,680	DP Eurasia (1)	7,516

	TOTAL COMMON STOCK
	(Cost $1,649,957)	2,020,866

	PREFERRED STOCK – 3.2%
	Brazil – 1.8%
6,200	Alpargatas, 1.320%	21,160
1,300	Cia Energetica do Ceara Class A, 3.500%	17,145
		38,305
	Colombia – 1.4%
77,548	Grupo Aval Acciones y Valores, 4.630%	30,585

	TOTAL PREFERRED STOCK
	(Cost $63,506)	68,890
	TOTAL INVESTMENTS IN SECURITIES – 96.6%
	(Cost $1,713,463)	2,089,756
	OTHER ASSETS LESS LIABILITIES – 3.4%	73,249
	NET ASSETS – 100%	$2,163,005

(1)	Denotes non-income producing security.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
July 31, 2018 (unaudited)

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total

Common Stock (2)	$2,020,866	$—	$—	$2,020,866
Preferred Stock	68,890	—	—	68,890

Total Investments in Securities	$2,089,756	$—	$—	$2,089,756

(1)
Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2018, there were transfers from Level 2 to Level 1 assets and liabilities. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2018.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Core Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 48.6%
	United States Treasury Bonds
998,000	4.625%, 02/15/40	1,245,317
400,000	4.500%, 02/15/36	481,641
584,000	4.375%, 05/15/40	706,412
55,000	3.000%, 02/15/47	54,134
630,000	3.000%, 05/15/47	619,640
1,068,000	2.875%, 05/15/43	1,030,119
52,000	2.875%, 11/15/46	49,930
369,000	2.750%, 08/15/47	345,303
491,900	2.750%, 11/15/47	460,176
159,000	2.500%, 02/15/46	141,752
	United States Treasury Notes
1,397,000	2.750%, 02/15/28	1,371,952
2,654,000	2.625%, 02/28/23	2,630,363
461,600	2.375%, 01/31/23	452,639
153,700	2.375%, 05/15/27	146,832
1,923,000	2.250%, 02/29/20	1,912,108
333,000	2.250%, 02/15/27	315,348
136,000	2.250%, 08/15/27	128,345
207,000	2.250%, 11/15/27	195,033
573,000	2.125%, 12/31/22	556,168
206,000	2.000%, 01/31/20	204,189
233,000	2.000%, 11/15/26	216,717
1,805,000	1.625%, 03/15/20	1,776,374
1,585,000	1.625%, 10/15/20	1,548,471
2,500,000	1.125%, 09/30/21	2,375,195
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $19,106,630)	18,964,158

	CORPORATE OBLIGATIONS – 40.8%
	Consumer Discretionary – 1.8%
	AutoNation
45,000	4.500%, 10/01/25	44,874
	Discovery Communications LLC
151,000	2.950%, 03/20/23	144,999
	Home Depot
232,000	2.625%, 06/01/22	228,900
	Magna International
54,000	4.150%, 10/01/25	54,547
	Newell Brands
258,000	3.150%, 04/01/21	254,514
		727,834
	Consumer Staples – 2.0%
	Anheuser-Busch InBev Finance
304,000	2.650%, 02/01/21	300,025
	Reynolds American
48,000	5.850%, 08/15/45	53,935
33,000	5.700%, 08/15/35	36,000
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	387,385
Principal Amount ($)		Value $

	Tyson Foods
16,000	3.550%, 06/02/27	15,220
		792,565
	Energy – 5.0%
	BP Capital Markets
111,000	2.500%, 11/06/22	107,031
	Enbridge
82,000	4.250%, 12/01/26	82,824
	Energy Transfer Partners
361,000	3.600%, 02/01/23	354,755
	EOG Resources
211,000	2.625%, 03/15/23	202,947
	EQT
132,000	3.900%, 10/01/27	124,418
49,000	3.000%, 10/01/22	47,136
	Kinder Morgan
101,000	4.300%, 06/01/25	102,049
	MPLX
97,000	4.500%, 04/15/38	92,147
	Noble Energy
174,000	4.150%, 12/15/21	176,737
	Petroleos Mexicanos
112,000	6.500%, 03/13/27	113,680
48,000	6.350%, 02/12/48 (1)	42,660
10,000	5.625%, 01/23/46	8,225
	Phillips 66 Partners
155,000	3.605%, 02/15/25	149,556
	Shell International Finance BV
311,000	2.676%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/19	312,263
	TransCanada PipeLines
20,000	6.200%, 10/15/37	23,619
		1,940,047
	Financials – 18.1%
	Aflac
2,000	6.450%, 08/15/40	2,462
	American Express Credit
205,000	2.125%, 03/18/19	204,467
	American International Group
226,000	3.900%, 04/01/26	222,341
181,000	3.300%, 03/01/21	180,650
	AXA Equitable Holdings (1)
568,000	4.350%, 04/20/28	555,885
	Bank of America
10,000	5.875%, 01/05/21	10,573
	Bank of America MTN
687,000	3.500%, 04/19/26	665,476
	Bank of Nova Scotia
100,000	4.375%, 01/13/21	102,461
	Banque Federative du Credit Mutuel (1)
393,000	3.750%, 07/20/23	390,941
	Barclays
200,000	4.337%, 01/10/28	191,667

Schroder Core Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	Capital One Financial
58,000	3.750%, 03/09/27	55,166
425,000	2.450%, 04/24/19	424,184
	Citigroup
89,000	6.875%, 06/01/25	101,218
307,000	3.200%, 10/21/26	287,323
9,000	2.700%, 03/30/21	8,843
	Cooperatieve Rabobank UA MTN
449,000	3.875%, 02/08/22	455,382
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	260,276
	Goldman Sachs Group
364,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	348,501
321,000	3.500%, 11/16/26	304,629
47,000	2.625%, 04/25/21	46,048
	JPMorgan Chase
382,000	4.625%, 05/10/21	394,682
100,000	4.500%, 01/24/22	103,224
	Moody's
194,000	5.500%, 09/01/20	202,703
	Morgan Stanley
44,000	3.625%, 01/20/27	42,269
	Morgan Stanley MTN
519,000	2.750%, 05/19/22	503,783
169,000	2.500%, 04/21/21	164,859
	Prudential Financial MTN
112,000	7.375%, 06/15/19	116,370
	Unum Group
38,000	3.000%, 05/15/21	37,285
	US Bancorp MTN
238,000	2.625%, 01/24/22	232,528
	Wells Fargo
471,000	3.000%, 10/23/26	437,821
		7,054,017
	Healthcare – 3.4%
	Abbott Laboratories
300,000	3.400%, 11/30/23	296,980
	AbbVie
103,000	3.600%, 05/14/25	100,467
21,000	3.200%, 11/06/22	20,610
	Aetna
133,000	2.800%, 06/15/23	127,422
	Allergan Funding SCS
143,000	3.850%, 06/15/24	141,164
44,000	3.800%, 03/15/25	43,171
88,000	3.450%, 03/15/22	87,005
	Bayer US Finance II LLC (1)
287,000	3.875%, 12/15/23	287,775
	Becton Dickinson
35,000	3.734%, 12/15/24	34,313
	Cardinal Health
61,000	3.079%, 06/15/24	57,637
Principal Amount ($)		Value $

	Merck
127,000	2.750%, 02/10/25	122,334
		1,318,878
	Industrials – 1.7%
	General Electric MTN
156,000	3.150%, 09/07/22	154,210
	General Electric Capital MTN
122,000	6.000%, 08/07/19	125,776
	Lockheed Martin
260,000	3.550%, 01/15/26	257,920
	Rockwell Collins
133,000	3.200%, 03/15/24	128,511
		666,417
	Information Technology – 2.2%
	Apple
142,000	3.000%, 06/20/27	135,688
	Microsoft
210,000	4.100%, 02/06/37	220,240
289,000	2.400%, 08/08/26	267,889
	salesforce.com
233,000	3.700%, 04/11/28	233,832
		857,649
	Materials – 0.4%
	Sherwin-Williams
158,000	3.450%, 06/01/27	150,599

	Real Estate – 1.5%
	American Tower REIT
190,000	3.300%, 02/15/21	189,079
	Crown Castle International REIT
246,000	3.800%, 02/15/28	233,938
62,000	3.200%, 09/01/24	58,922
	Ventas Realty REIT
103,000	3.125%, 06/15/23	99,548
		581,487
	Telecommunication Services – 3.7%
	AT&T
211,000	4.750%, 05/15/46	193,466
81,000	4.500%, 05/15/35	75,773
95,000	3.400%, 05/15/25	90,232
196,000	3.000%, 06/30/22	191,061
	Verizon Communications
352,000	5.250%, 03/16/37	377,499
85,000	5.150%, 09/15/23	91,117
129,000	3.443%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	130,503
	Vodafone Group
298,000	3.329%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	299,578
		1,449,229

Schroder Core Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	Utilities – 1.0%
	Exelon
26,000	2.450%, 04/15/21	25,271
	Southern
364,000	2.950%, 07/01/23	352,804
		378,075
	TOTAL CORPORATE OBLIGATIONS
	(Cost $16,099,788)	15,916,797

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 4.2%
	Federal National Mortgage Association – 4.2%
	FNMA
211,327	4.500%, 12/01/47	219,280
1,449,955	3.500%, 01/01/48	1,438,889
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,679,816)	1,658,169

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
758,535	3.500%, 10/25/45	752,906
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
772,575	3.500%, 01/25/47	766,455
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,522,016)	1,519,361

	ASSET-BACKED SECURITIES – 1.4%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
334,000	2.410%, 07/15/22	332,199
	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	199,613
	TOTAL ASSET-BACKED SECURITIES
	(Cost $533,980)	531,812
Principal Amount ($)		Value $

	TAXABLE MUNICIPAL BOND – 0.3%
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
95,000	7.425%, 02/15/29
	(Cost $116,858)	114,943
	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $39,059,088)	38,705,240
	OTHER ASSETS LESS LIABILITIES – 0.8%	328,634
	NET ASSETS – 100%	$39,033,874

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2018, the value of these securities amounted to $3,056,898, representing 7.8% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

FNMA — Federal National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

Schroder Core Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$18,964,158	$—	$18,964,158
Corporate Obligations	—	15,916,797	—	15,916,797
U.S. Government Mortgage-Backed Obligations	—	1,658,169	—	1,658,169
Collateralized Mortgage Obligations	—	1,519,361	—	1,519,361
Asset-Backed Securities	—	531,812	—	531,812
Taxable Municipal Bond	—	114,943	—	114,943

Total Investments in Securities	$—	$38,705,240	$—	$38,705,240

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 53.4%
	United States Treasury Bonds
6,142,000	4.625%, 02/15/40	7,664,064
15,839,200	4.375%, 05/15/40	19,159,245
627,000	3.000%, 02/15/47	617,130
3,417,000	3.000%, 05/15/47	3,360,806
4,405,000	2.875%, 05/15/43	4,248,760
660,200	2.875%, 11/15/46	633,921
13,135,600	2.750%, 08/15/47	12,292,048
2,848,700	2.750%, 11/15/47	2,664,981
	United States Treasury Notes
345,300	2.750%, 02/15/28	339,109
808,000	2.250%, 08/15/27	762,519
2,219,000	2.250%, 11/15/27	2,090,714
540,000	0.750%, 08/31/18	539,483
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $56,253,818)	54,372,780

	CORPORATE OBLIGATIONS – 45.1%
	Consumer Discretionary – 2.3%
	21st Century Fox America
186,000	8.150%, 10/17/36	269,914
308,000	4.750%, 09/15/44	328,824
	Comcast
250,000	3.400%, 07/15/46	206,255
	Cox Communications (1)
113,000	4.600%, 08/15/47	104,022
	McDonald's MTN
435,000	4.875%, 12/09/45	463,773
	Newell Brands
632,000	5.500%, 04/01/46	607,671
440,000	5.375%, 04/01/36	421,932
		2,402,391
	Consumer Staples – 5.8%
	Altria Group
614,000	5.375%, 01/31/44	675,152
	Anheuser-Busch InBev Finance
1,146,000	4.900%, 02/01/46	1,195,952
	BAT Capital (1)
258,000	4.540%, 08/15/47	246,203
	CVS Health
684,000	5.125%, 07/20/45	711,695
310,000	5.050%, 03/25/48	321,252
	Molson Coors Brewing
484,000	4.200%, 07/15/46	442,264
	Reynolds American
191,000	8.125%, 05/01/40	254,291
646,000	5.850%, 08/15/45	725,870
	Tyson Foods
250,000	4.550%, 06/02/47	236,879
Principal Amount ($)		Value $

	Walmart
1,045,000	3.950%, 06/28/38	1,058,794
51,000	3.625%, 12/15/47	48,446
		5,916,798
	Energy – 9.0%
	Cenovus Energy
233,000	4.250%, 04/15/27	226,090
	ConocoPhillips
200,000	5.900%, 05/15/38	239,258
	Enbridge
312,000	5.500%, 12/01/46	345,633
	Energy Transfer Partners
78,000	6.500%, 02/01/42	84,490
730,000	5.150%, 03/15/45	674,329
	Enterprise Products Operating LLC
125,000	5.700%, 02/15/42	140,115
505,000	5.100%, 02/15/45	534,051
841,000	4.250%, 02/15/48	795,894
	Marathon Petroleum
400,000	4.750%, 09/15/44	391,625
	MPLX
912,000	4.700%, 04/15/48	867,634
	Noble Energy
100,000	5.250%, 11/15/43	103,624
561,000	5.050%, 11/15/44	568,602
	Petroleos Mexicanos
828,000	6.350%, 02/12/48 (1)	735,885
221,000	5.625%, 01/23/46	181,772
	Phillips 66
100,000	5.875%, 05/01/42	116,627
	Phillips 66 Partners
350,000	4.680%, 02/15/45	332,401
	Shell International Finance BV
400,000	4.000%, 05/10/46	395,459
	Suncor Energy
740,000	6.500%, 06/15/38	924,658
	Sunoco Logistics Partners Operations
557,000	5.400%, 10/01/47	537,700
	TransCanada PipeLines
541,000	7.625%, 01/15/39	725,456
171,000	6.100%, 06/01/40	199,221
		9,120,524
	Financials – 12.6%
	Aflac
184,000	6.450%, 08/15/40	226,511
	American Express
184,000	8.150%, 03/19/38	263,164
	American International Group
279,000	4.375%, 01/15/55	251,641
168,000	3.900%, 04/01/26	165,280
	AXA Equitable Holdings (1)
1,029,000	5.000%, 04/20/48	984,262

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	Bank of America
824,000	6.000%, 10/15/36	984,110
	Bank of America MTN
800,000	5.000%, 01/21/44	860,126
822,000	3.500%, 04/19/26	796,246
	Citigroup
538,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	519,739
1,044,000	3.200%, 10/21/26	977,085
	Goldman Sachs Group
2,004,000	3.500%, 11/16/26	1,901,793
	HSBC Holdings
655,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	664,872
	JPMorgan Chase
296,000	5.600%, 07/15/41	341,760
806,000	4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	781,584
	MetLife
474,000	6.400%, 12/15/36	503,625
289,000	5.875%, 02/06/41	340,938
	Morgan Stanley MTN
725,000	4.300%, 01/27/45	706,669
	Prudential Financial
800,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	736,000
508,000	3.935%, 12/07/49	466,017
	Prudential Financial MTN
175,000	5.700%, 12/14/36	199,821
	Unum Group
120,000	5.750%, 08/15/42	125,880
		12,797,123
	Healthcare – 1.8%
	AbbVie
666,000	4.700%, 05/14/45	654,323
	Anthem
925,000	4.625%, 05/15/42	909,724
	Bayer US Finance II (1)
272,000	4.700%, 07/15/64	248,752
		1,812,799
	Industrials – 3.1%
	Burlington Northern Santa Fe
255,000	4.900%, 04/01/44	282,808
700,000	4.150%, 04/01/45	699,761
40,000	4.150%, 12/15/48	40,320
	General Electric Capital MTN
440,000	6.750%, 03/15/32	543,278
	Johnson Controls International
95,000	4.500%, 02/15/47	91,129
	Rockwell Collins
248,000	4.350%, 04/15/47	243,561
Principal Amount ($)		Value $

	Siemens Financieringsmaatschappij (1)
618,000	4.200%, 03/16/47	623,812
	Union Pacific
630,000	4.150%, 01/15/45	607,999
		3,132,668
	Information Technology – 1.9%
	Apple
35,000	4.250%, 02/09/47	35,940
62,000	3.850%, 08/04/46	59,867
	Microsoft
831,000	4.500%, 02/06/57	913,603
316,000	4.450%, 11/03/45	345,696
370,000	3.700%, 08/08/46	359,342
	Visa
248,000	4.300%, 12/14/45	262,559
		1,977,007
	Materials – 1.3%
	Barrick North America Finance LLC
232,000	5.700%, 05/30/41	253,249
	Dow Chemical
182,000	9.400%, 05/15/39	278,262
150,000	4.625%, 10/01/44	148,119
	International Paper
107,000	7.300%, 11/15/39	136,454
	Sherwin-Williams
480,000	4.500%, 06/01/47	471,907
		1,287,991
	Telecommunication Services – 5.3%
	AT&T
180,000	4.800%, 06/15/44	166,287
109,000	4.750%, 05/15/46	99,942
954,000	4.500%, 05/15/35	892,438
983,000	4.500%, 03/09/48	864,439
640,000	4.350%, 06/15/45	554,944
	Verizon Communications
899,000	5.250%, 03/16/37	964,125
365,000	4.862%, 08/21/46	365,473
1,040,000	4.672%, 03/15/55	978,146
	Vodafone Group
474,000	5.000%, 05/30/38	482,060
		5,367,854
	Utilities – 2.0%
	Duke Energy Indiana
138,000	6.120%, 10/15/35	168,989
	Florida Power & Light
215,000	4.050%, 10/01/44	214,536
	Sempra Energy
643,000	6.000%, 10/15/39	753,707
199,000	4.000%, 02/01/48	180,364

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	Southern
758,000	4.400%, 07/01/46	757,431
		2,075,027
	TOTAL CORPORATE OBLIGATIONS
	(Cost $46,055,575)	45,890,182

	TAXABLE MUNICIPAL BOND – 0.6%
	California – 0.6%
	University of California RB, Series AD
570,000	4.858%, 05/15/2112
	(Cost $572,596)	592,646
	TOTAL INVESTMENTS IN SECURITIES – 99.1%
	(Cost $102,881,989)	100,855,608
	OTHER ASSETS LESS LIABILITIES – 0.9%	880,171
	NET ASSETS – 100%	$101,735,779

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2018, the value of these securities amounted to $2,942,936, representing 2.9% of the net assets of the Fund.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$54,372,780	$—	$54,372,780
Corporate Obligations	—	45,890,182	—	45,890,182
Taxable Municipal Bond	—	592,646	—	592,646

Total Investments in Securities	$—	$100,855,608	$—	$100,855,608

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 69.5%
	Consumer Discretionary – 2.0%
	Discovery Communications LLC
57,000	2.200%, 09/20/19	56,440
	Ford Motor Credit LLC
250,000	2.425%, 06/12/20	245,271
	Newell Brands
14,000	2.600%, 03/29/19	13,936
		315,647
	Consumer Staples – 11.2%
	BAT Capital (1)
153,000	2.297%, 08/14/20	150,069
	Danone (1)
314,000	1.691%, 10/30/19	308,377
	Kraft Heinz Foods
245,000	2.800%, 07/02/20	243,201
	Kroger
127,000	2.000%, 01/15/19	126,481
	MARB BondCo (1)
200,000	6.875%, 01/19/25	193,002
	Molson Coors Brewing
104,000	2.100%, 07/15/21	99,862
80,000	1.900%, 03/15/19 (1)	79,639
	Mondelez International Holdings Netherlands BV (1)
200,000	1.625%, 10/28/19	196,599
	Philip Morris International
180,000	1.625%, 02/21/19	179,010
	Tyson Foods
150,000	2.650%, 08/15/19	149,611
		1,725,851
	Energy – 6.8%
	Enterprise Products Operating LLC
78,000	6.500%, 01/31/19	79,388
	EOG Resources
105,000	5.625%, 06/01/19	107,264
	EQT
163,000	2.500%, 10/01/20	159,542
	Kinder Morgan
150,000	3.050%, 12/01/19	149,973
	MPLX
60,000	3.375%, 03/15/23	58,760
	Petrobras Global Finance BV
125,000	4.375%, 05/20/23	120,438
	Petroleos Mexicanos MTN
165,000	4.625%, 09/21/23	163,185
	Phillips 66 (1)
50,000	3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20	50,021
Principal Amount ($)		Value $

	Shell International Finance BV
154,000	2.676%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/19	154,625
		1,043,196
	Financials – 27.0%
	American Express Credit
31,000	2.125%, 03/18/19	30,919
	American Express Credit MTN
40,000	2.200%, 03/03/20	39,475
	American International Group
91,000	3.300%, 03/01/21	90,824
	AXA Equitable Holdings (1)
238,000	3.900%, 04/20/23	236,576
	Bank of America MTN
380,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	372,748
	Banque Federative du Credit Mutuel (1)
200,000	3.750%, 07/20/23	198,952
	Barclays Bank
160,000	10.179%, 06/12/21 (1)	184,186
200,000	2.650%, 01/11/21	196,059
	Branch Banking & Trust
250,000	2.100%, 01/15/20	246,642
	Capital One
250,000	2.400%, 09/05/19	248,340
	Capital One Financial
20,000	2.500%, 05/12/20	19,736
	Citigroup
368,000	2.650%, 10/26/20	362,990
	Goldman Sachs Group
202,000	3.200%, 02/23/23	197,384
124,000	2.750%, 09/15/20	122,812
	Morgan Stanley
310,000	3.155%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/20	310,884
	Prudential Financial MTN
75,000	2.350%, 08/15/19	74,668
	Regions Bank
250,000	2.750%, 04/01/21	245,299
	Royal Bank of Scotland Group
85,000	6.125%, 12/15/22	89,828
	Standard Chartered (1)
379,000	2.400%, 09/08/19	375,079
	SunTrust Bank
169,000	2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/21	167,401
153,000	2.250%, 01/31/20	151,121
	UBS MTN (1)
200,000	2.200%, 06/08/20	195,971
		4,157,894
	Healthcare – 5.5%
	Abbott Laboratories
13,000	2.350%, 11/22/19	12,920

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	Allergan Funding SCS
150,000	3.000%, 03/12/20	149,385
	Bayer US Finance II LLC (1)
200,000	3.500%, 06/25/21	200,440
	Cardinal Health
150,000	1.948%, 06/14/19	148,959
	Gilead Sciences
172,000	1.850%, 09/20/19	169,939
	Humana
164,000	2.500%, 12/15/20	160,649
		842,292
	Industrials – 4.6%
	Equifax
65,000	3.600%, 08/15/21	64,779
	General Dynamics
115,000	2.736%, VAR ICE LIBOR USD 3 Month+0.380%, 05/11/21	115,641
	General Electric Capital MTN
90,000	4.375%, 09/16/20	92,159
	Northrop Grumman
155,000	2.080%, 10/15/20	151,352
	Rockwell Collins
42,000	1.950%, 07/15/19	41,656
	Siemens Financieringsmaatschappij (1)
250,000	2.200%, 03/16/20	246,625
		712,212
	Information Technology – 6.2%
	Apple
153,000	1.900%, 02/07/20	150,996
	Cisco Systems
152,000	2.665%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/19	152,518
	Dell International LLC (1)
118,000	3.480%, 06/01/19	118,386
	Hewlett Packard Enterprise (1)
107,000	2.100%, 10/04/19	105,722
	Microsoft
372,000	2.000%, 11/03/20	365,507
	salesforce.com
60,000	3.250%, 04/11/23	59,845
		952,974
	Materials – 2.0%
	Sherwin-Williams
311,000	2.250%, 05/15/20	306,340

	Real Estate – 0.5%
	Crown Castle International REIT
45,000	3.400%, 02/15/21	44,916
	Digital Realty Trust REIT
32,000	2.750%, 02/01/23	30,530
		75,446
Principal Amount ($)		Value $

	Telecommunication Services – 3.6%
	AT&T
398,000	2.450%, 06/30/20	392,758
	Verizon Communications
168,000	2.946%, 03/15/22	164,924
		557,682
	Utilities – 0.1%
	Dominion Energy
20,000	1.600%, 08/15/19	19,738

	TOTAL CORPORATE OBLIGATIONS
	(Cost $10,822,840)	10,709,272

	U.S. TREASURY OBLIGATIONS – 13.0%
	United States Treasury Notes
200,000	2.250%, 02/15/21	197,570
100,000	1.875%, 12/31/19	99,031
28,000	1.750%, 11/30/19	27,704
1,692,000	1.125%, 02/28/19	1,680,896
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $2,009,484)	2,005,201

	ASSET-BACKED SECURITIES – 11.8%
	BlueMountain CLO, Series 2017-2A, Class A1R (1)
250,000	3.527%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/30	250,475
	Cedar Funding VIII CLO, Series 2017-8A, Class A1 (1)
250,000	3.586%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/30	250,199
	CLI Funding V LLC, Series 2013-2A (1)
148,666	3.220%, 06/18/28	145,572
	Galaxy XXI CLO, Series 2018-21A, Class AR (1)
250,000	3.368%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31	249,663
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1)
148,294	3.114%, VAR ICE LIBOR USD 1 Month+1.050%, 08/27/35	149,293
	Sound Point CLO II, Series 2018-1A, Class A1R (1)
250,000	3.405%, VAR ICE LIBOR USD 3 Month+1.070%, 01/26/31	249,473
	Towd Point Mortgage Trust, Series 2016-4, Class A1 (1) (2)
64,297	2.250%, 07/25/56	62,418
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
81,987	2.750%, 07/25/57	79,982

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount ($)		Value $

	Towd Point Mortgage Trust, Series 2017-6, Class A1 (1) (2)
138,672	2.750%, 10/25/57	135,007
	Voya CLO, Series 2017-3A, Class A1A (1)
250,000	3.578%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	250,184
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,839,292)	1,822,266

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.7%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
126,592	3.500%, 10/25/47	124,976
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
184,507	3.500%, 10/25/45	183,139
	JPMorgan Mortgage Trust, Series 2017-1, Class A5 (1) (2)
96,873	3.500%, 01/25/47	96,105
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
167,858	3.500%, 11/25/48	165,487
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $584,899)	569,707

	COMMERCIAL MORTGAGE-BACKED OBLIGATION – 0.6%
	GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1)
100,000	3.722%, VAR LIBOR USD 1 Month+1.650%, 02/15/37
	(Cost $100,000)	99,890

	TAXABLE MUNICIPAL BONDS – 0.6%
	Kentucky – 0.6%
	State Higher Education Student Loan RB, Series 1A
35,000	3.358%, 06/01/20	34,947
55,000	3.132%, 06/01/19	54,973

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $90,000)	89,920
	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $15,446,515)	15,296,256
	OTHER ASSETS LESS LIABILITIES – 0.8%	121,480
	NET ASSETS – 100%	$15,417,736
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2018, the value of these securities amounted to $5,331,507, representing 34.6% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2018 (unaudited)

The open futures contracts held by the Fund at July 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BOBL	(5)	Sep-2018	$(771,424)	$(769,487)	$618
U.S. 2-Year Treasury Note	16	Sep-2018	3,383,524	3,382,000	(1,524)
U.S. 5-Year Treasury Note	6	Sep-2018	678,662	678,750	88
			$3,290,762	$3,291,263	$(818)

CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$10,709,272	$—	$10,709,272
U.S. Treasury Obligations	—	2,005,201	—	2,005,201
Asset-Backed Securities	—	1,822,266	—	1,822,266
Collateralized Mortgage Obligations	—	569,707	—	569,707
Commercial Mortgage-Backed Obligation	—	99,890	—	99,890
Taxable Municipal Bonds	—	89,920	—	89,920

Total Investments in Securities	$—	$15,296,256	$—	$15,296,256

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Appreciation	$706	$—	$—	$706
Futures — Unrealized Depreciation	(1,524)	—	—	(1,524)

Total Other Financial Instruments	$(818)	$—	$—	$(818)

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount †		Value $

	CORPORATE OBLIGATIONS – 47.2%
	Consumer Discretionary – 4.6%
	Ford Motor Credit LLC
470,000	2.425%, 06/12/20	461,111
	General Motors Financial
195,000	5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66	191,588
315,000	3.700%, 11/24/20	316,566
300,000	3.250%, 01/05/23	289,423
	L Brands
205,000	6.875%, 11/01/35	176,044
	Newell Brands
190,000	3.850%, 04/01/23	186,337
	Scientific Games International (1)
100,000	5.000%, 10/15/25	96,251
	VTR Finance BV (1)
200,000	6.875%, 01/15/24	206,730
		1,924,050
	Consumer Staples – 4.5%
	Anheuser-Busch InBev Finance
455,000	4.900%, 02/01/46	474,833
	BAT Capital (1)
200,000	3.222%, 08/15/24	191,021
317,000	2.764%, 08/15/22	306,202
	CVS Health
405,000	5.050%, 03/25/48	419,700
	MARB BondCo (1)
345,000	6.875%, 01/19/25	332,929
	Smithfield Foods (1)
150,000	2.700%, 01/31/20	147,643
		1,872,328
	Energy – 7.3%
	Cenovus Energy
135,000	4.250%, 04/15/27	130,997
	Crestwood Midstream Partners
275,000	6.250%, 04/01/23	280,500
	Enbridge
490,000	6.000%, VAR ICE LIBOR USD 3 Month+3.890%, 01/15/77	480,494
	Energy Transfer Partners
331,000	6.625%, VAR ICE LIBOR USD 3 Month+4.155%, 02/15/66	314,450
	Enterprise Products Operating LLC
298,000	5.375%, VAR ICE LIBOR USD 3 Month+2.570%, 02/15/78	279,937
	EQT
205,000	3.900%, 10/01/27	193,225
	Noble Energy
200,000	4.150%, 12/15/21	203,146
	Petroleos Mexicanos
170,000	6.500%, 03/13/27	172,550
238,000	6.350%, 02/12/48 (1)	211,522
400,000	3.500%, 01/30/23	380,088
Principal Amount †		Value $

	Valero Energy
230,000	3.400%, 09/15/26	219,766
	Williams Partners
200,000	4.300%, 03/04/24	201,717
		3,068,392
	Financials – 21.1%
	American Express
34,000	8.125%, 05/20/19	35,454
	AXA Equitable Holdings (1)
610,000	4.350%, 04/20/28	596,989
	Bank of America
109,000	5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	107,910
429,000	3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28	403,444
	Bank of America MTN
515,000	3.108%, VAR ICE LIBOR USD 3 Month+0.790%, 03/05/24	513,769
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	201,761
	Barclays Bank (1)
650,000	10.179%, 06/12/21	748,255
	BPCE MTN (1)
285,000	2.750%, 01/11/23	273,365
	Capital One Financial
175,000	2.500%, 05/12/20	172,690
	Citigroup
335,000	4.300%, 11/20/26	328,184
295,000	3.200%, 10/21/26	276,092
525,000	2.750%, 04/25/22	508,763
	Credit Agricole MTN (1)
280,000	3.362%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	280,370
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	239,224
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	253,869
	Goldman Sachs Group
340,000	5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/66	317,050
65,000	2.875%, 02/25/21	63,967
	HSBC Bank USA
350,000	4.875%, 08/24/20	360,202
	JPMorgan Chase
222,000	3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	208,038
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	347,698
195,000	2.700%, 05/18/23	187,603
	MetLife
290,000	6.400%, 12/15/36	308,125
	Moody's
136,000	5.500%, 09/01/20	142,101

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount †		Value $

	Morgan Stanley MTN
200,000	3.950%, 04/23/27	192,615
300,000	3.750%, 02/25/23	300,277
	Prudential Financial
640,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	588,800
	Prudential Financial MTN
37,000	7.375%, 06/15/19	38,444
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	343,462
	Unifin Financiera (1)
330,000	7.250%, 09/27/23	327,525
	Wells Fargo
215,000	3.069%, 01/24/23	209,963
		8,876,009
	Healthcare – 1.7%
	Bayer US Finance II LLC (1)
425,000	3.875%, 12/15/23	426,147
	Cardinal Health
130,000	3.079%, 06/15/24	122,833
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	187,949
		736,929
	Industrials – 0.6%
	Fly Leasing
230,000	6.375%, 10/15/21	238,050

	Information Technology – 2.1%
	Apple
315,000	3.000%, 06/20/27	300,998
	Axtel (1)
340,000	6.375%, 11/14/24	333,625
	Hewlett Packard Enterprise (1)
235,000	2.100%, 10/04/19	232,193
		866,816
	Materials – 1.1%
	CSN Resources (1)
280,000	7.625%, 02/13/23	264,253
	Sherwin-Williams
201,000	3.125%, 06/01/24	193,106
		457,359
	Real Estate – 1.0%
	American Tower REIT
300,000	2.800%, 06/01/20	297,108
	Crown Castle International REIT
135,000	3.200%, 09/01/24	128,299
		425,407
	Telecommunication Services – 2.2%
	AT&T
200,000	3.400%, 05/15/25	189,962
Principal Amount †		Value $

	Verizon Communications
250,000	4.125%, 03/16/27	250,047
150,000	3.443%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	151,747
	Vodafone Group
320,000	3.329%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	321,695
		913,451
	Utilities – 1.0%
	Cometa Energia (1)
270,000	6.375%, 04/24/35	265,612
	Mexico Generadora de Energia (1)
175,942	5.500%, 12/06/32	174,139
		439,751
	TOTAL CORPORATE OBLIGATIONS
	(Cost $20,220,864)	19,818,542

	U.S. TREASURY OBLIGATIONS – 22.3%
	United States Treasury Bill (2)
675,000	2.482%, 12/13/18	669,881
	United States Treasury Bonds
188,000	3.000%, 02/15/47	185,040
200,000	3.000%, 05/15/47	196,711
20,000	2.875%, 11/15/46	19,204
90,000	2.750%, 08/15/47	84,220
540,000	2.750%, 11/15/47	505,174
	United States Treasury Notes
1,150,000	2.875%, 05/15/28	1,141,195
2,540,000	2.750%, 04/30/23	2,528,987
1,690,000	2.750%, 02/15/28	1,659,699
580,000	2.625%, 06/30/23	574,064
650,000	2.500%, 05/31/20	648,147
1,005,000	2.375%, 04/30/20	1,000,211
170,000	2.375%, 04/15/21	168,320
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $9,415,235)	9,380,853

	ASSET-BACKED SECURITIES – 12.7%
	CAL Funding III, Series 2017-1A, Class A (1)
368,258	3.620%, 06/25/42	359,824
	Cedar Funding VI CLO, Series 2016-6A, Class A1 (1)
645,000	3.818%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/28	645,696
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	19,036

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount †		Value $

	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	3.549%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	499,862
	Flagship Credit Auto Trust, Series 2015-2, Class A (1)
65,769	1.980%, 10/15/20	65,709
	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	199,613
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	3.498%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	605,865
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	3.537%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	800,458
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	3.539%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	600,284
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	3.668%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	251,484
	Springleaf Funding Trust, Series 2015-AA, Class A (1)
313,135	3.160%, 11/15/24	312,969
	Textainer Marine Containers, Series 2017-2A, Class A (1)
204,833	3.520%, 06/20/42	199,552
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
88,769	3.720%, 05/20/42	87,827
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
55,839	3.500%, 04/25/55	55,654
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
167,593	2.750%, 04/25/57	164,286
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
329,587	2.750%, 07/25/57	321,529
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (3)
163,477	2.750%, 06/25/57	159,089
	TOTAL ASSET-BACKED SECURITIES
	(Cost $5,398,746)	5,348,737

	COLLATERALIZED MORTGAGE OBLIGATIONS – 7.5%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (3)
789,950	3.500%, 10/25/47	779,868
Principal Amount †		Value $

	Impac Secured Assets Trust, Series 2006-1, Class 2A2
102,614	2.474%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	100,511
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	2.564%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	120,427
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (3)
101,024	3.500%, 05/25/45	100,269
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (3)
515,892	3.500%, 10/25/46	508,517
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
109,787	3.500%, 01/25/47	108,917
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (3)
497,260	3.500%, 08/25/47	489,840
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (3)
432,126	3.500%, 11/25/48	426,024
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (3)
231,250	3.500%, 05/25/45	229,533
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (3)
291,036	3.500%, 07/25/45	288,330
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,242,943)	3,152,236

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 3.8%

	Federal Home Loan Mortgage Corporation – 1.5%
	FHLMC
465,629	3.500%, 05/01/46	462,626
	FHLMC Gold
46,570	4.500%, 10/01/24	47,000
140,613	3.000%, 01/01/43	136,702
		646,328

	Federal National Mortgage Association – 1.5%
	FNMA
38,276	5.000%, 10/01/29	40,447
131,862	3.249%, VAR ICE LIBOR USD 12 Month+1.754%, 06/01/42	132,812
88,924	3.000%, 05/01/43	86,449
257,342	3.000%, 06/01/43	250,179
106,653	3.000%, 07/01/43	103,668
		613,555

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2018 (unaudited)

Principal Amount †		Value $

	Government National Mortgage Association – 0.8%
	GNMA
224,506	2.597%, 04/16/54 (3)	221,491
	GNMA IO
2,123,667	0.810%, 12/16/51 (3)	104,081
		325,572
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,654,278)	1,585,455

	SOVEREIGN GOVERNMENTS – 2.6%
	Argentine Republic Government International Bond
250,000	5.875%, 01/11/28	210,625
	Brazil Notas do Tesouro Nacional Serie F
BRL 1,937,000	10.000%, 01/01/27	489,019
	South Africa Government Bond
ZAR 7,245,000	6.500%, 02/28/41	400,724
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $1,256,147)	1,100,368

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 1.7%
	Cold Storage Trust, Series 2017-ICE3, Class D (1)
240,000	4.172%, VAR LIBOR USD 1 Month+2.100%, 04/15/36	241,423
	GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1)
100,000	3.722%, VAR LIBOR USD 1 Month+1.650%, 02/15/37	99,890
	GS Mortgage Securities Trust, Series 2018-CHLL, Class E (1)
184,000	4.422%, VAR LIBOR USD 1 Month+2.350%, 02/15/37	184,000
	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	185,559
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $715,189)	710,872
Principal Amount †		Value $

	TAXABLE MUNICIPAL BONDS – 1.2%
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	108,894

	Ohio – 0.1%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	63,883

	Pennsylvania – 0.8%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	347,942
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $520,658)	520,719

	TOTAL INVESTMENTS IN SECURITIES – 99.0%
	(Cost $42,424,060)	41,617,782
	OTHER ASSETS LESS LIABILITIES – 1.0%	399,351
	NET ASSETS – 100%	$42,017,133

†	In U.S. Dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2018, the value of these securities amounted to $14,881,883, representing 35.4% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2018 (unaudited)

The open futures contracts held by the Fund at July 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BOBL	(12)	Sep-2018	$(1,851,417)	$(1,846,769)	$1,483
Euro-Bund	(1)	Sep-2018	(188,996)	(188,943)	(249)
Euro-OAT	(6)	Sep-2018	(1,075,285)	(1,078,580)	(5,021)
U.S. 2-Year Treasury Note	18	Sep-2018	3,806,469	3,804,750	(1,719)
U.S. 5-Year Treasury Note	62	Sep-2018	6,990,780	7,013,750	22,970
U.S. 10-Year Treasury Note	1	Sep-2018	119,457	119,422	(35)
U.S. Long Treasury Bond	(3)	Sep-2018	(435,658)	(428,906)	6,752
U.S. Ultra Long Treasury Bond	8	Sep-2018	1,234,619	1,255,250	20,631
			$8,599,969	$8,649,974	$44,812

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	09/14/18	USD	517,177	MXN	10,200,000	$25,920
JPMorgan Chase Bank	09/14/18	BRL	873,378	USD	235,000	3,551
JPMorgan Chase Bank	09/14/18	MXN	10,200,000	USD	492,736	(50,361)
						$(20,890)

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2018, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
CDX High Yield S30	Buy	(5.00)%	Quarterly	06/20/2023	$205,000	$(14,376)	$(15,507)	$1,131
CDX High Yield S29	Buy	(5.00)%	Quarterly	12/20/2022	1,200,000	(87,788)	(90,139)	2,351
					$1,405,000	$(102,164)	$(105,646)	$3,482

BRL — Brazilian Real
CDX — Credit Derivatives Index
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
MXN — Mexican Peso
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate
ZAR — South African Rand

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2018 (unaudited)

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$19,818,542	$—	$19,818,542
U.S. Treasury Obligations	—	9,380,853	—	9,380,853
Asset-Backed Securities	—	5,348,737	—	5,348,737
Collateralized Mortgage Obligations	—	3,152,236	—	3,152,236
U.S. Government Mortgage-Backed Obligations	—	1,585,455		1,585,455
Sovereign Governments	—	1,100,368	—	1,100,368
Commercial Mortgage-Backed Obligations	—	710,872	—	710,872
Taxable Municipal Bonds	—	520,719	—	520,719

Total Investments in Securities	$—	$41,617,782	$—	$41,617,782

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Appreciation	$51,836	$—	$—	$51,836
Futures — Unrealized Depreciation	(7,024)	—	—	(7,024)
Forwards — Unrealized Appreciation	—	29,471	—	29,471
Forwards — Unrealized Depreciation	—	(50,361)	—	(50,361)
Credit Default Swaps — Unrealized Appreciation	—	3,482	—	3,482

Total Other Financial Instruments	$44,812	$(17,408)	$—	$27,404

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: September 27, 2018